Basis of preparation	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Basis of preparation
2.	Basis of preparation
Statement of compliance
These condensed interim consolidated financial statements were prepared in accordance with IAS 34, Interim Financial Reporting, using the same accounting policies as described in Note 3 of the audited consolidated financial statements in the 2025 Annual Report.
These condensed interim consolidated financial statements do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These condensed interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements in the 2025 Annual Report.
The condensed interim consolidated financial statements for the quarter ended July 31, 2026 have been approved by the Board of Directors for issue on August 25, 2026.
Functional and presentation currency
These condensed interim consolidated financial statements are presented in Canadian dollars, which is the Bank’s functional currency. All financial information presented in Canadian dollars has been rounded to the nearest million unless otherwise stated.
Use of estimates and judgements
The preparation of financial statements requires management to make estimates, assumptions and apply judgements that affect the reported amount of assets and liabilities at the date of the condensed interim consolidated financial statements, and income and expenses during the reporting period. Estimates made by management are based on historical experience and other assumptions that are believed to be reasonable. The areas requiring estimates, assumptions and judgements are consistent with those disclosed in Note 2 of the audited consolidated financial statements in the 2025 Annual Report. While management makes its best estimates and assumptions, actual results could differ from these estimates and assumptions.
Currently, there continues to be uncertainty surrounding U.S. trade policies and the impact of tariffs as well as geopolitical developments, including the conflict in the Middle East and its impact on global commodity markets. This results in increased measurement uncertainty for estimates used in financial reporting. In particular, the allowance for credit losses, using an expected credit loss approach as required under IFRS 9, is estimated using complex models and incorporates inputs, assumptions, and techniques that require a high degree of judgement and is heavily dependent on the forecast of macroeconomic variables. Due to the ongoing uncertainty surrounding the macroeconomic environment, estimates and valuation models applied based on conditions and information existing as at July 31, 2026 may be significantly different from the actual outcome.